TIAA-CREF LIFE SOCIAL CHOICE EQUITY FUND
(a series of the TIAA-CREF Life Funds)

SUPPLEMENT NO. 1
Dated August 23, 2010
to the
February 1, 2010 Prospectus

In order to reflect changes in the oversight, naming and construction of the independent indices used to screen investments of the TIAA-CREF Life Social Choice Equity Fund (the “Fund”) based on certain social criteria, the following disclosure replaces the entire disclosure for the Fund in the section entitled “Principal Investment Strategies” on pages 4-6 of the Prospectus. These changes do not reflect any substantive changes in the social screening criteria utilized by such indices.

“PRINCIPAL INVESTMENT STRATEGIES

          Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. The Fund attempts to track the return of the U.S. stock market as represented by its benchmark, the Russell 3000® Index, while investing only in companies whose activities are consistent with the Fund’s social criteria. See “More About Benchmarks and Other Indices” below for more information about the Fund’s benchmark.

          The social criteria the Fund takes into consideration, and any universe of investments that the Fund utilizes, are non-fundamental investment policies. They can be changed without the approval of the Fund’s shareholders. The Fund primarily invests in companies that are screened by MSCI Inc. (“MSCI”) to favor companies that meet or exceed certain environmental, social and governance (“ESG”) criteria. The Fund does this by investing in U.S. companies included in one or more MSCI ESG Indices that meet or exceed the screening criteria described below.

          Prior to being eligible for inclusion in the MSCI ESG Indices, companies are subject to an ESG performance evaluation conducted by MSCI, consisting of numerous factors. The ESG evaluation process favors companies that are: (i) strong stewards of the environment; (ii) devoted to serving local communities where they operate and to human rights and philanthropy; (iii) committed to higher labor standards for their own employees and those in the supply chain; (iv) dedicated to producing high-quality and safe products; and (v) managed in an exemplary and ethical manner.

          Examples of environmental assessment categories are management systems, types of products and services produced, natural resource use, effect on climate change, and waste and emissions. Social evaluation categories include the treatment of employees and suppliers and dealings with the community and society at large. Governance assessment categories include governance structure, business ethics, transparency and reporting, and response to shareholder resolutions.

          MSCI then ranks companies by industry sector peer group according to the ESG performance ratings. All companies must meet or exceed minimum ESG performance standards to be included in the MSCI ESG Indices. For each industry sector, key ESG performance factors are identified and given more weight in the process. Concerns in one area do not automatically eliminate a company from potential inclusion in the MSCI ESG Indices or the Fund.

          When ESG concerns exist, the process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The social and environmental impact of corporate activities related to the production and sale of alcohol, tobacco, military weapons, firearms, nuclear power and gambling products and services are quantified and incorporated into a company’s overall ESG performance assessment. While not automatically excluded from the MSCI ESG Indices or the Fund, most companies involved in these industries are ineligible for inclusion in the Index due to their poor overall ESG performance.

          The Corporate Governance and Social Responsibility Committee of the Fund’s Board of Trustees provides guidance with respect to the Fund’s social criteria. The Fund will do its best to ensure that its investments are consistent with its social criteria, but Advisors cannot guarantee that this will always be the case for every Fund holding. Even if an investment is not excluded by MSCI’s criteria, Advisors has the option of excluding the investment if it decides the investment is inappropriate, though it is expected that Advisors will normally rely on MSCI. Consistent with its responsibilities, the Corporate Governance and Social Responsibility Committee will continue to evaluate the implications of any future modifications MSCI makes to its ESG evaluation process. Investing on the basis of social criteria is qualitative and subjective by nature, and there can be no assurance that the social criteria utilized by MSCI or any judgment exercised by the Committee or Advisors will reflect the beliefs or values of any particular investor.

          The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may also invest in securities issued by other countries or their agencies or instrumentalities as approved by the Corporate Governance and Social Responsibility Committee. The Fund may invest up to 15% of its assets in foreign investments. The Fund may also buy futures contracts and other derivative instruments for hedging and for cash management purposes.”

For the same reasons noted above, the following disclosure replaces the second paragraph under the “Additional Information About Index Providers” section on page 23 of the Prospectus in its entirety:

          “THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY TEACHERS ADVISORS, INC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

          ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS

OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARITES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

          No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.”

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